Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants granted						57,143
Warrants exercise price						$ 420.00
Warrants expiring date						Nov. 07, 2024
Description of vesting requirements for share-based payment arrangement		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period	$ 25,267	$ 0	$ 178,917	$ 178,917	$ 822,316
Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants granted						119,286
Warrants exercise price						$ 280.00
Warrants expiring date						Oct. 03, 2024
Description of vesting requirements for share-based payment arrangement		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.		The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered.
Value of warrants recognized as expense during period		$ 0		$ 0	$ 1,113,884
Warrants AMI | Warrants Expiring on October 3, 2024
Class Of Warrant Or Right [Line Items]
Number of warrants granted						85,715
Warrants expiring date						Oct. 03, 2024
Warrants AMI | Warrants Expiring on February 5, 2025
Class Of Warrant Or Right [Line Items]
Number of warrants granted						33,572
Warrants expiring date						Feb. 05, 2025